CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue
Traffic revenue	¥ 80,901	¥ 95,279	¥ 87,027
Other operating revenue	6,158	6,365	5,534
Total operating revenue	87,059	101,644	92,561
Operating expenses
Flight operation expenses	51,241	45,569	37,545
Maintenance expenses	11,224	12,162	13,375
Aircraft and transportation service expenses	17,506	21,147	18,743
Promotion and selling expenses	4,355	4,705	5,007
General and administrative expenses	3,511	3,663	4,088
Depreciation and amortization	24,266	24,241	24,590
Impairment losses on property, plant and equipment, right-of-use assets and other assets	449	2,597	3,961
Others	2,710	2,256	1,802
Total operating expenses	115,262	116,340	109,111
Other net income	5,661	4,767	4,686
Operating losses	(22,542)	(9,929)	(11,864)
Interest income	457	675	322
Interest expense	(6,006)	(6,202)	(6,716)
Exchange (loss)/ gain, net	(3,619)	1,575	3,485
Share of associates' results	(13)	9	(776)
Share of joint ventures' results	304	271	309
Changes in fair value of financial assets / liabilities	(388)	(309)	53
Gain/(loss) on disposal of subsidiaries	215	0	(8)
Gain on disposal of associates	42	0	0
Loss before income tax	(31,550)	(13,910)	(15,195)
Income tax	(2,166)	2,894	3,368
Loss for the year	(33,716)	(11,016)	(11,827)
Loss attributable to:
Equity shareholders of the Company	(32,699)	(12,106)	(10,847)
Non-controlling interests	(1,017)	1,090	(980)
Loss for the year	¥ (33,716)	¥ (11,016)	¥ (11,827)
Loss per share
Basic and diluted (expressed in RMB per share)	¥ (1.9)	¥ (0.75)	¥ (0.77)